Goodwill	3 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Goodwill

14 Goodwill

Goodwill represents the positive difference between consideration paid to purchase a business and the net fair value of identifiable assets and liabilities of the acquired entity. Goodwill is recognized as an asset and included in “Goodwill” in the Statement of Financial Position. Goodwill is related to an expectation of future earnings of the acquired subsidiary after assets and liabilities are combined with the Group and cost savings resulting from synergies expected to be achieved upon the integration of the acquired business.

Changes in goodwill:

	March 31, 2026	December 31, 2025
Balance at the beginning of the period	5,852,575	5,417,134
Business combination adjustments	(8)	1,981
Exchange rate variation	114,088	433,460
Balance at the end of the period	5,966,655	5,852,575

CGU	March 31, 2026	December 31, 2025
Brazil Beef	1,737,733	1,648,358
Seara	716,732	680,005
USA Pork	694,534	694,534
Australia Smallgoods	313,493	306,082
Australia Meat	283,580	276,876
PPC - Fresh Poultry	470,898	479,404
PPC - Fresh Pork/Lamb	166,968	168,859
PPC - Food Service	182,545	185,841
PPC - Added Value	343,054	349,816
Others CGUs without significant goodwill (1)	1,057,118	1,062,800
Total	5,966,655	5,852,575

For the three-month period ended March 31, 2026 and 2025 there were no indications that goodwill within any CGU was impaired.

(1)	These correspond to 12 Cash Generating Units (CGUs) which, because their individual values are immaterial, have been grouped in the ‘Others’ category.